FINANCIAL INSTRUMENTS - Hedge accounting (Details) - Cash flow hedges $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 ARS ($) $ / $	Dec. 31, 2019 ARS ($) $ / $	Dec. 31, 2018 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2017 USD ($)
LIBOR Hedges | IFC Loan
Hedge accounting
Notional amount								$ 400.0
LIBOR Hedges | IIC Loan
Hedge accounting
Notional amount								100.0
LIBOR Hedges | NDF
Hedge accounting
Notional amount								$ 440.0
LIBOR Hedges | NDF | Minimum
Hedge accounting
Annual rate of interest								2.085%
LIBOR Hedges | NDF | Maximum
Hedge accounting
Annual rate of interest								2.4525%
LIBOR Hedges | NDF | Other Financial Debt
Hedge accounting
Liabilities recognized during the period	$ 461	$ 189
LIBOR Hedges | NDF | Current Other Financial Debt
Hedge accounting
Liabilities recognized during the period	450	170
LIBOR Hedges | NDF | Non-current Other Financial Debt
Hedge accounting
Liabilities recognized during the period	11	19
LIBOR Hedges | NDF | Debt financial expenses - Interests on financial debt
Hedge accounting
Gains recognized on change in fair value of derivatives		$ 82	$ 13
Losses recognized on change in fair value of derivatives	$ 293
Exchange Rate Hedges | NDF
Hedge accounting
Notional amount				$ 477.0		$ 499.0
Average exchange rate as a result of hedge | $ / $	87.54	52.50
NDF Agreement, Balance				$ 117.0		$ 46.5
Exchange Rate Hedges | NDF | Current Other receivables
Hedge accounting
Current interest receivable					$ 2		$ 222
Exchange Rate Hedges | NDF | Current Financial Debt
Hedge accounting
Current interest liability					$ 66		$ 321
Exchange Rate Hedges | NDF | Debt financial expenses - Interests on financial debt
Hedge accounting
Gains recognized on change in fair value of derivatives			2,338
Exchange Rate Hedges | NDF | Other financial results, net - Other exchange differences
Hedge accounting
Losses recognized on change in fair value of derivatives			$ 319
Exchange Rate Hedges | NDF | Debt financial expenses - Foreign currency exchange losses on financial debts
Hedge accounting
Gains recognized on change in fair value of derivatives		$ 972
Losses recognized on change in fair value of derivatives	$ 1,523